Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and equipment.
Schedule of property and equipment

	Office and
	telecommunication	Right‑of‑use	Leasehold
	equipment	properties	improvements	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2022
Cost	126,626	461,605	108,805	697,036
Accumulated depreciation	(65,102)	(316,267)	(65,625)	(446,994)
Exchange difference	(3,076)	(1,337)	(1,217)	(5,630)
Net book amount	58,448	144,001	41,963	244,412

Year ended December 31, 2022
Opening net book amount	58,448	144,001	41,963	244,412
Additions	15,481	76,534	6,585	98,600
Disposals, net	(9,467)	(57,952)	(8,292)	(75,711)
Depreciation charge	(23,027)	(75,519)	(20,763)	(119,309)
Exchange difference	420	2,510	479	3,409
Closing net book amount	41,855	89,574	19,972	151,401

As at December 31, 2022
Cost	120,373	358,173	115,390	593,936
Accumulated depreciation	(75,862)	(269,772)	(94,680)	(440,314)
Exchange difference	(2,656)	1,173	(738)	(2,221)
Net book amount	41,855	89,574	19,972	151,401

Year ended December 31, 2023
Opening net book amount	41,855	89,574	19,972	151,401
Additions	2,987	21,612	2,994	27,593
Disposals, net	(877)	(17,718)	(696)	(19,291)
Depreciation charge	(18,761)	(45,082)	(11,065)	(74,908)
Exchange difference	42	186	53	281
Closing net book amount	25,246	48,572	11,258	85,076

As at December 31, 2023
Cost	111,470	303,092	118,384	532,946
Accumulated depreciation	(83,610)	(255,879)	(106,441)	(445,930)
Exchange difference	(2,614)	1,359	(685)	(1,940)
Net book amount	25,246	48,572	11,258	85,076

Schedule of approximate depreciation charge

	Year ended December 31,
	2022	2023
	RMB’000	RMB’000
Cost of revenue	2,750	6,747
Research and development expenses	14,168	7,023
Selling and marketing expenses	4,814	4,306
General and administrative expenses	97,577	56,832
	119,309	74,908